OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net loan receivable from related party			$ 0.0	$ 14.0
Advances for the purchase of capital equipment			12.4	33.4
Income taxes receivable			16.6	8.6
Royalty interests			5.6	5.6
Long-term prepayment			4.6	4.9
Other			3.4	4.8
Other assets			56.0	87.1
Contract term (in years)	15 years
Prepayment issued during period		$ 4.9
Utilisation of prepayment issued			0.3
Allowance for doubtful non-current non-trade receivables from related parties			46.9	46.9
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			13.4	14.8
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			$ 0.0	$ 1.0